Definition of Terms in Portfolio Name	Nov. 03, 2026
Fund Name Disclosure [Line Items]
Portfolio Name	Select BDC Opportunities Trust, Series 1
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, at least 80% of the trust’s net assets will be invested in common stock of BDCs.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective through investment in the common stock of closed-end investment companies, known as closed-end funds, that have elected to be treated as business development companies under the Investment Company Act of 1940 (“BDCs”). The election to be treated as a BDC provides an exemption from certain provisions of the Investment Company Act of 1940. BDCs are designed to facilitate capital formation for small and middle-market companies. BDCs are required to have at least 70% of their investments in eligible assets, which may include: (i) securities of eligible portfolio companies (generally, domestic companies that are not investment companies and that cannot have a class of securities listed on a national securities exchange or have securities that are marginable that are purchased from that company in a private transaction); (ii) securities received by BDCs in connection with their ownership of securities of eligible portfolio companies; or (iii) cash, cash items, government securities, or high-quality debt securities maturing one year or less from the time of investment. BDCs are required to make available significant managerial assistance to the issuers of these portfolio companies. Significant managerial assistance refers to any arrangement whereby a BDC provides significant guidance and counsel concerning the management, operations, or business objectives and policies of a portfolio company. Examples of such activities include arranging financing, managing relationships with financing sources, recruiting management personnel, and evaluating acquisition and divestiture opportunities. BDCs are frequently externally managed by an investment adviser, which may also provide this external managerial assistance to portfolio companies. The sponsor selected the portfolio of the trust. BDCs considered by the sponsor for inclusion in the trust’s portfolio typically invest in a significant portion of their portfolios in small- to mid-size private businesses predominantly through debt investments (e.g., senior loans, secured debt obligations, convertible securities and subordinated debt) and to a lesser extent through equity investments. BDCs may also invest in debt and equity of publicly traded companies. Certain BDCs held by the trust may invest a portion of their assets in companies with a smaller market capitalization and in securities rated below investment grade that are considered to be “junk” securities. BDCs generally employ leverage which magnifies gains and losses on these investments. The sponsor selected the BDCs that it believes are well-positioned to provide for total return potential over the term of the trust through a combination of current income and capital appreciation. To select the portfolio, the sponsor followed a disciplined process that included both quantitative screening and qualitative analysis. The sponsor considered only publicly traded BDCs for inclusion in the portfolio. The sponsor then selected the portfolio after a comprehensive review of the following factors, among others, for each BDC: market capitalization; average volume; liquidity; dividend frequency; current dividend yield; current dividend coverage; leverage; returns of capital; relevant statistical analyses; and analyst coverage and outlooks. The sponsor also considered the underlying assets of each BDC as part of its selection process, considering factors including, but not limited to, the total number of portfolio companies, the sector and industry breakdown of these companies, and loan amount ranges for the portfolio companies, based upon publicly available information at the time of selection.